UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2020

Date of reporting period:	6/30/2020

Item 1 – Reports to Stockholders

PGIM SHORT-TERM CORPORATE BOND FUND

SEMIANNUAL REPORT

JUNE 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of June 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short-Term Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended June 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short-Term Corporate Bond Fund

August 14, 2020

PGIM Short-Term Corporate Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 6/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.44	2.08	2.23	2.43	—
Class C	2.17	2.78	1.97	1.92	—
Class R	2.29	4.10	2.40	2.39	—
Class Z	2.58	4.71	2.96	2.93	—
Class R2	2.46	4.38	N/A	N/A	3.57 (12/27/17)
Class R4	2.59	4.54	N/A	N/A	3.84 (12/27/17)
Class R6	2.72	4.81	3.07	N/A	2.75 (3/2/12)
Bloomberg Barclays 1–5 Year US Credit Index
	3.35	5.41	3.18	3.08	—

Average Annual Total Returns as of 6/30/20 Since Inception (%)
	Class R2, R4 (12/27/17)	Class R6 (3/2/12)
Bloomberg Barclays 1–5 Year US Credit Index	4.40	2.82

* Not annualized

Source: PGIM Investments LLC and Lipper, Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	2.25% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases prior to July 15, 2019: 0.50% on sales of $1 million or more made within 18 months of purchase. For purchases on or after July 15, 2019, 1.00% on sales of $500,000 or more made within 12 months of purchase.	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

PGIM Short-Term Corporate Bond Fund	5

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays 1–5 Year US Credit Index—The Bloomberg Barclays 1–5 Year US Credit Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 6/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.14	1.15	1.14
Class C	0.10	0.45	0.44
Class R	0.12	0.90	0.64
Class Z	0.15	1.44	1.42
Class R2	0.13	1.03	–4.68
Class R4	0.15	1.28	–4.80
Class R6	0.16	1.53	1.51

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 6/30/20 (%)
AAA	12.8
AA	7.5
A	28.0
BBB	45.3
BB	2.3
B	0.1
Not Rated	0.4
Cash/Cash Equivalents	3.6
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. Credit ratings are subject to change.

PGIM Short-Term Corporate Bond Fund	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended June 30, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,024.40	0.74%	$3.72
	Hypothetical	$1,000.00	$1,021.18	0.74%	$3.72
Class C	Actual	$1,000.00	$1,021.70	1.47%	$7.39
	Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37
Class R	Actual	$1,000.00	$1,022.90	1.04%	$5.23
	Hypothetical	$1,000.00	$1,019.69	1.04%	$5.22
Class Z	Actual	$1,000.00	$1,025.80	0.47%	$2.37
	Hypothetical	$1,000.00	$1,022.53	0.47%	$2.36
Class R2	Actual	$1,000.00	$1,024.60	0.88%	$4.43
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
Class R4	Actual	$1,000.00	$1,025.90	0.63%	$3.17
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Class R6	Actual	$1,000.00	$1,027.20	0.38%	$1.92
	Hypothetical	$1,000.00	$1,022.97	0.38%	$1.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Short-Term Corporate Bond Fund	9

Schedule of Investments (unaudited)

as of June 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.4%

ASSET-BACKED SECURITIES 9.5%

Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)	2.893	%(c)	04/20/28	23,000	$23,015,286
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.319	(c)	07/15/31	5,000	4,857,335
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.561	(c)	10/13/30	5,000	4,915,086
Apres Static CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.934	(c)	04/15/28	18,050	17,913,096
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.499	(c)	07/15/29	20,000	19,660,296
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.436	(c)	07/16/29	39,782	39,270,056
Series 2016-07A, Class A1R, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.649	(c)	11/27/31	40,742	39,640,150
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.091	(c)	07/26/31	10,000	9,728,442
Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.359	(c)	01/15/28	16,000	15,791,768
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	2.175	(c)	07/17/28	5,000	4,920,251
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.456	(c)	05/17/31	14,000	13,569,013
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469	(c)	07/15/29	34,100	33,581,472
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469	(c)	10/15/30	15,000	14,701,539
Canyon CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.319	(c)	07/15/28	20,750	20,787,807

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	2.475	%(c)	07/20/32	32,500	$31,920,548
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.000	(c)	04/24/31	18,150	17,561,964
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.265	(c)	10/17/30	20,000	19,643,186
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.270	(c)	10/24/30	14,000	13,768,825
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.449	(c)	10/15/29	10,000	9,799,943
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	2.109	(c)	04/15/27	6,533	6,484,842
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.323	(c)	10/23/29	40,000	39,312,760
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.969	(c)	04/15/29	10,300	9,998,266
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.101	(c)	04/25/31	10,000	9,775,078
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.229	(c)	04/21/31	29,894	29,086,554
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.527	(c)	02/20/31	15,000	14,662,772
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.561	(c)	10/12/30	45,000	43,876,156
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.479	(c)	07/15/30	40,000	39,605,344
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.010	(c)	10/30/30	34,794	33,819,083

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.594	%(c)	05/21/29	80,000	$78,867,184
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.235	(c)	07/20/30	27,350	26,702,180
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.276	(c)	07/16/31	45,000	43,871,134
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.429	(c)	10/15/30	15,000	14,629,706
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.385	(c)	10/17/30	35,000	34,312,190
Riserva CLO Ltd. (Cayman Islands), Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.275	(c)	10/18/28	28,500	28,150,083
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.166	(c)	07/25/31	21,000	20,430,631
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.375	(c)	07/20/30	20,000	19,675,498
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.061	(c)	01/26/31	10,000	9,675,189
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.285	(c)	04/18/31	21,243	20,442,328
Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	2.435	(c)	07/17/26	10,505	10,479,309
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.419	(c)	01/15/29	72,750	72,127,471
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	1.821	(c)	04/26/28	50,804	50,225,293
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	2.595	(c)	07/20/32	20,000	19,773,972
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.381	(c)	10/25/28	9,000	8,905,847

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.385	%(c)	01/20/32	9,000	$8,743,739
West CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)	2.055	(c)	07/18/26	5,023	4,997,300
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.509	(c)	04/15/30	24,815	24,065,251

TOTAL ASSET-BACKED SECURITIES (cost $1,095,692,894)					1,077,741,223

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.3%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475		09/15/48	66,200	69,663,253
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575		08/10/49	12,800	13,440,017
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207		03/10/48	27,750	28,431,326
Series 2015-DC01, Class A3	3.219		02/10/48	20,000	20,444,218
GS Mortgage Securities Trust,
Series 2014-GC24, Class A3	3.342		09/10/47	9,194	9,363,635
Series 2015-GC28, Class A3	3.307		02/10/48	4,952	5,090,943
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311		03/15/49	45,920	50,073,453
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523		08/15/49	16,726	16,970,402
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C029, Class A3	3.058		05/15/49	11,000	11,812,629
Series 2016-C032, Class ASB	3.514		12/15/49	7,000	7,524,722
Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510		05/15/48	7,575	8,252,534
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531		07/15/46	10,000	10,192,752
Series 2015-NXS01, Class A3	3.058		05/15/48	5,791	5,903,583

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $253,489,681)					257,163,467

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 82.5%

Advertising 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500%	10/01/20	2,835	$2,854,380

Aerospace & Defense 1.1%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,201,604
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	49,380	47,985,527
Sr. Unsec’d. Notes	4.875	05/01/25	22,970	25,052,850
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	2,248,622
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	06/15/23	4,460	4,851,338
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	3.650	08/16/23	405	437,959
Sr. Unsec’d. Notes, 144A	3.700	12/15/23	4,380	4,748,302
Sr. Unsec’d. Notes, MTN	9.320	02/05/21	3,000	3,128,620
Spirit AeroSystems, Inc., Gtd. Notes	3.850	06/15/26	30,500	27,856,318

				122,511,140

Agriculture 1.6%
Altria Group, Inc.,
Gtd. Notes(a)	2.350	05/06/25	10,505	11,044,283
Gtd. Notes	3.800	02/14/24	16,012	17,522,235
Gtd. Notes	4.000	01/31/24	11,520	12,689,658
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.764	08/15/22	44,345	45,922,211
Gtd. Notes	3.222	08/15/24	7,250	7,748,472
Gtd. Notes	4.700	04/02/27	13,220	15,189,552
Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375	07/23/23	24,725	25,124,360
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950	07/21/20	25,925	25,926,780
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	1.125	05/01/23	4,590	4,664,120
Sr. Unsec’d. Notes(a)	1.500	05/01/25	15,400	15,750,268

				181,581,939

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines 0.7%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		01/15/27	1,549	$1,182,818
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950		07/15/24	8,548	6,924,251
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703		12/15/22	33	32,052
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983		10/19/23	11,105	10,415,790
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.750		07/12/22	1,500	1,478,315
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821		02/10/24	3,370	3,303,919
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	2.600		12/04/20	12,875	12,635,285
Sr. Unsec’d. Notes	3.625		03/15/22	20,670	19,565,101
Sr. Unsec’d. Notes(a)	3.800		04/19/23	3,700	3,290,899
Southwest Airlines Co., Sr. Unsec’d. Notes	4.750		05/04/23	20,965	21,553,484

					80,381,914

Apparel 0.6%
Michael Kors USA, Inc., Gtd. Notes, 144A(a)	4.250		11/01/24	8,991	8,457,942
Ralph Lauren Corp., Sr. Unsec’d. Notes	1.700		06/15/22	4,785	4,863,652
VF Corp.,
Sr. Unsec’d. Notes	2.050		04/23/22	35,190	36,102,909
Sr. Unsec’d. Notes	2.400		04/23/25	22,475	23,659,992

					73,084,495

Auto Manufacturers 2.7%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	0.934	(c)	08/13/21	7,247	7,204,752
Gtd. Notes, 144A	1.850		09/15/21	17,495	17,656,547
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.550		08/15/22	14,575	14,943,136
Gtd. Notes, 144A	3.700		05/04/23	25,000	26,509,198

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343%		11/02/20		5,000	$5,000,580
Sr. Unsec’d. Notes	3.087		01/09/23		17,580	16,727,163
Sr. Unsec’d. Notes	3.339		03/28/22		34,510	33,562,212
Sr. Unsec’d. Notes	3.350		11/01/22		13,590	13,055,161
Sr. Unsec’d. Notes(a)	5.750		02/01/21		4,160	4,177,679
General Motors Co., Sr. Unsec’d. Notes	6.800		10/01/27		9,780	11,371,699
General Motors Financial Co., Inc.,
Gtd. Notes	3.150		06/30/22		21,060	21,402,853
Gtd. Notes	3.200		07/06/21		10,175	10,288,296
Gtd. Notes(a)	3.450		01/14/22		7,980	8,112,925
Gtd. Notes	3.700		11/24/20		14,000	14,072,976
Gtd. Notes	3.700		05/09/23		10,025	10,317,449
Gtd. Notes	3.950		04/13/24		20,000	20,656,532
Gtd. Notes	4.375		09/25/21		9,739	10,001,098
Sr. Unsec’d. Notes	2.750		06/20/25		24,790	24,471,247
Sr. Unsec’d. Notes(a)	2.900		02/26/25		4,580	4,564,394
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600	(cc)	10/24/25		10,000	10,854,618
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	2.500		09/24/21		9,210	9,370,604
Gtd. Notes, 144A	3.875		11/13/20		7,935	8,020,465
Gtd. Notes, 144A	4.000		11/12/21		10,200	10,618,029

						312,959,613

Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22		6,897	7,089,192

Banks 23.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	2.431	(c)	04/12/23		6,200	6,114,827
Sr. Unsec’d. Notes	3.125		02/23/23		6,600	6,868,574
Sr. Unsec’d. Notes	3.500		04/11/22		13,600	14,103,600
Sr. Unsec’d. Notes	3.848		04/12/23		10,000	10,633,269
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125	(ff)	—	(rr)	3,685	3,640,863
Jr. Sub. Notes, Series MM	4.300	(ff)	—	(rr)	12,815	11,454,532
Sr. Unsec’d. Notes	3.004	(ff)	12/20/23		55,063	57,835,485
Sr. Unsec’d. Notes	3.366	(ff)	01/23/26		17,585	19,191,878

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	1.319	%(ff)	06/19/26		49,540	$49,648,844
Sr. Unsec’d. Notes, MTN	2.015	(ff)	02/13/26		32,000	33,085,153
Sr. Unsec’d. Notes, MTN(a)	2.456	(ff)	10/22/25		22,420	23,569,826
Sr. Unsec’d. Notes, MTN	3.124	(ff)	01/20/23		42,000	43,483,970
Sr. Unsec’d. Notes, MTN	3.864	(ff)	07/23/24		35,000	37,975,810
Sub. Notes, MTN	4.200		08/26/24		20,000	22,189,530
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.600		04/24/25		26,025	26,974,825
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	3.750		07/20/23		12,555	13,581,345
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.852	(ff)	05/07/26		6,840	7,127,983
Sr. Unsec’d. Notes	3.200		08/10/21		8,000	8,237,563
Sr. Unsec’d. Notes	3.250		01/12/21		7,835	7,940,674
Sr. Unsec’d. Notes	3.684		01/10/23		42,770	44,356,134
Sr. Unsec’d. Notes	3.932	(ff)	05/07/25		16,800	18,135,287
Sr. Unsec’d. Notes, MTN	4.338	(ff)	05/16/24		12,000	12,927,034
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A(a)	2.219	(ff)	06/09/26		4,580	4,680,956
Sr. Unsec’d. Notes, 144A(a)	2.819	(ff)	11/19/25		10,245	10,715,553
Sr. Unsec’d. Notes, 144A(a)	3.375		01/09/25		10,555	11,412,925
Sr. Unsec’d. Notes, 144A, MTN	2.950		05/23/22		16,826	17,403,201
Sr. Unsec’d. Notes, 144A, MTN	3.500		03/01/23		28,488	30,161,637
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375		01/14/25		15,075	15,584,011
Sr. Unsec’d. Notes, 144A	4.000		09/12/23		6,390	6,889,716
Sr. Unsec’d. Notes, 144A, MTN	2.750		01/11/23		36,480	38,206,937
Sub. Notes, 144A(a)	5.150		07/21/24		3,640	4,047,356
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	19,535	18,441,936
Jr. Sub. Notes, Series R	6.125	(ff)	—	(rr)	6,810	6,657,645
Jr. Sub. Notes, Series V	4.700	(ff)	—	(rr)	16,925	15,113,818
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.870%	0.940	(c)	11/04/22		13,150	13,079,824
Sr. Unsec’d. Notes	2.700		03/30/21		50,785	51,612,707
Sr. Unsec’d. Notes	2.700		10/27/22		33,632	35,069,174
Sr. Unsec’d. Notes	2.750		04/25/22		26,030	26,983,043
Sr. Unsec’d. Notes	2.876	(ff)	07/24/23		14,860	15,457,725
Sr. Unsec’d. Notes	3.142	(ff)	01/24/23		11,311	11,698,034
Sr. Unsec’d. Notes	3.352	(ff)	04/24/25		33,180	35,829,477
Sr. Unsec’d. Notes	4.044	(ff)	06/01/24		8,140	8,841,837

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%		01/14/22		12,400	$13,113,370
Citizens Bank NA, Sr. Unsec’d. Notes	3.250		02/14/22		11,250	11,667,531
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes(a)	2.950		04/09/25		18,380	19,871,178
Sr. Unsec’d. Notes	3.000		10/29/21		18,996	19,612,132
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193	(ff)	06/05/26		3,250	3,292,374
Sr. Unsec’d. Notes, 144A	2.593	(ff)	09/11/25		19,500	20,144,379
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.450		04/16/21		5,000	5,117,901
Gtd. Notes(a)	3.800		06/09/23		25,000	26,885,237
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001	(ff)	09/20/22		15,370	15,615,516
Sr. Unsec’d. Notes, 144A	5.000	(ff)	01/12/23		5,200	5,494,136
Sr. Unsec’d. Notes, 144A, MTN	2.800		03/10/21		12,760	12,954,425
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	1.846	(c)	02/04/21		9,725	9,676,605
Sr. Unsec’d. Notes	3.150		01/22/21		5,150	5,176,250
Sr. Unsec’d. Notes	3.950		02/27/23		19,320	20,056,318
Sr. Unsec’d. Notes(a)	4.250		02/04/21		16,690	16,912,533
Sr. Unsec’d. Notes, GMTN	3.375		05/12/21		13,895	14,077,582
Sr. Unsec’d. Notes, Series D	5.000		02/14/22		10,350	10,838,703
Discover Bank,
Sr. Unsec’d. Notes(a)	2.450		09/12/24		7,500	7,858,911
Sr. Unsec’d. Notes	3.350		02/06/23		9,710	10,291,405
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	2.150		12/02/22		5,250	5,432,205
First Horizon National Corp.,
Sr. Unsec’d. Notes	3.500		12/15/20		13,890	13,992,917
Sr. Unsec’d. Notes(a)	3.550		05/26/23		26,450	27,243,278
FNB Corp., Sr. Unsec’d. Notes	2.200		02/24/23		11,845	11,738,814
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.370	(c)	—	(rr)	9,610	8,791,237
Jr. Sub. Notes, Series P	5.000	(ff)	—	(rr)	5,000	4,618,943
Sr. Unsec’d. Notes	2.875		02/25/21		18,750	18,997,649
Sr. Unsec’d. Notes	2.908	(ff)	06/05/23		48,970	50,757,636
Sr. Unsec’d. Notes	3.000		04/26/22		39,760	40,487,199
Sr. Unsec’d. Notes, EMTN	3.000	(cc)	05/31/24		5,000	5,419,030

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, MTN	2.905	%(ff)	07/24/23		25,800	$26,799,659
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.262	(ff)	03/13/23		32,955	34,134,583
Sr. Unsec’d. Notes	3.803	(ff)	03/11/25		29,160	31,489,729
ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550		04/09/24		5,400	5,884,027
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A	3.250		09/23/24		17,300	17,646,627
Sr. Unsec’d. Notes, 144A	3.375		01/12/23		31,245	32,038,247
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625	(ff)	—	(rr)	11,600	10,931,198
Jr. Sub. Notes, Series HH	4.600	(ff)	—	(rr)	5,815	5,182,604
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.230	(c)	—	(rr)	6,846	6,262,252
Jr. Sub. Notes, Series II	4.000	(ff)	—	(rr)	5,225	4,565,530
Jr. Sub. Notes, Series Q	5.150	(ff)	—	(rr)	10,000	9,762,182
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	4.753	(c)	—	(rr)	20,000	17,756,545
Sr. Unsec’d. Notes	2.083	(ff)	04/22/26		49,675	51,598,856
Sr. Unsec’d. Notes	2.301	(ff)	10/15/25		34,120	35,718,260
Sr. Unsec’d. Notes	2.776	(ff)	04/25/23		25,230	26,114,267
Sr. Unsec’d. Notes	3.207	(ff)	04/01/23		23,490	24,444,974
Sr. Unsec’d. Notes	3.559	(ff)	04/23/24		48,980	52,440,879
Sr. Unsec’d. Notes	3.797	(ff)	07/23/24		25,000	27,108,084
Sub. Notes	3.375		05/01/23		10,000	10,691,814
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	1.326	(ff)	06/15/23		15,410	15,494,728
Sr. Unsec’d. Notes	2.438	(ff)	02/05/26		22,615	23,324,033
Sr. Unsec’d. Notes	2.907	(ff)	11/07/23		21,300	22,132,946
Sr. Unsec’d. Notes	3.870	(ff)	07/09/25		9,165	9,966,115
Sr. Unsec’d. Notes(a)	3.900		03/12/24		4,765	5,180,126
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.193		02/25/25		22,430	23,173,752
Sr. Unsec’d. Notes	3.455		03/02/23		15,000	16,003,272
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	4.829	(c)	—	(rr)	17,375	15,422,135
Jr. Sub. Notes, Series J	5.550	(ff)	—	(rr)	4,700	4,309,125
Sr. Unsec’d. Notes, GMTN	2.500		04/21/21		28,660	29,144,591
Sr. Unsec’d. Notes, GMTN(a)	3.125		01/23/23		25,957	27,530,097
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23		23,830	25,707,856
Sr. Unsec’d. Notes, MTN	2.625		11/17/21		20,640	21,208,196
Sr. Unsec’d. Notes, MTN	2.720	(ff)	07/22/25		10,750	11,364,637
Sr. Unsec’d. Notes, MTN	2.750		05/19/22		15,577	16,170,862

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, Series F, MTN	3.875%		04/29/24		24,110	$26,640,619
Sub. Notes, GMTN	4.350		09/08/26		2,500	2,878,629
National Securities Clearing Corp., Sr. Unsec’d. Notes, 144A	1.200		04/23/23		23,855	24,204,524
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625		09/29/22		24,070	25,216,702
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A(a)	1.000		06/09/23		12,590	12,711,818
PNC Bank NA, Sub. Notes	2.950		01/30/23		4,575	4,810,935
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	1.150		06/10/25		39,830	39,916,725
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.875		09/12/23		15,672	16,911,095
Sr. Unsec’d. Notes	4.269	(ff)	03/22/25		12,290	13,360,854
Sr. Unsec’d. Notes	4.519	(ff)	06/25/24		6,800	7,388,074
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875		10/16/20		11,555	11,621,397
Sr. Unsec’d. Notes, MTN	3.125		01/08/21		10,050	10,174,018
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	3.050		03/25/22		21,200	22,075,406
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.625		01/22/25		23,170	23,621,304
Sr. Unsec’d. Notes, 144A, MTN	3.875		03/28/24		29,090	31,059,213
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	2.348		01/15/25		17,590	18,371,981
Sr. Unsec’d. Notes	2.696		07/16/24		31,828	33,678,594
Sr. Unsec’d. Notes(a)	3.102		01/17/23		7,795	8,236,346
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN(a)	1.875		09/07/21		270	274,490
Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.300		06/02/23		18,270	18,519,332
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	2.650		06/12/24		12,290	13,136,347
Truist Bank, Sr. Unsec’d. Notes	1.500		03/10/25		11,000	11,270,916
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800	(ff)	—	(rr)	5,500	5,070,270
Jr. Sub. Notes, Series P	4.950	(ff)	—	(rr)	4,500	4,599,432
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.650		02/01/22		28,325	29,155,157

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS Group AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.491%		05/23/23	12,500	$13,070,702
Wells Fargo & Co.,
Sr. Unsec’d. Notes(a)	2.188	(ff)	04/30/26	57,290	59,189,564
Sr. Unsec’d. Notes, MTN	1.654	(ff)	06/02/24	27,500	27,922,031
Sr. Unsec’d. Notes, MTN	2.164	(ff)	02/11/26	98,430	101,672,263
Sr. Unsec’d. Notes, MTN	2.625		07/22/22	37,450	38,961,818

					2,645,523,256

Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.150		01/23/25	15,870	17,988,991
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750		07/15/26	1,835	1,869,403
Gtd. Notes, 144A	4.450		05/15/25	5,000	5,502,465
Constellation Brands, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.700%	1.092	(c)	11/15/21	20,790	20,748,569
Gtd. Notes	2.700		05/09/22	3,435	3,557,125
Gtd. Notes(a)	4.750		11/15/24	8,215	9,454,510
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.057		05/25/23	4,000	4,354,396
Gtd. Notes(a)	4.417		05/25/25	5,745	6,624,389

					70,099,848

Building Materials 0.6%
Carrier Global Corp., Sr. Unsec’d. Notes, 144A(a)	2.242		02/15/25	38,920	39,922,560
Owens Corning, Sr. Unsec’d. Notes	3.400		08/15/26	15,094	15,804,774
Vulcan Materials Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	1.000	(c)	03/01/21	16,305	16,226,609

					71,953,943

Chemicals 2.0%
Celanese US Holdings LLC, Gtd. Notes	4.625		11/15/22	8,900	9,457,661
CF Industries, Inc.,
Sr. Sec’d. Notes, 144A(a)	3.400		12/01/21	8,151	8,279,363
Sr. Sec’d. Notes, 144A	4.500		12/01/26	8,000	8,836,046

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	5.125%	04/01/25	25,000	$28,723,731
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)	3.150	05/15/24	3,000	3,200,516
Sr. Unsec’d. Notes	3.500	10/01/24	9,350	10,063,370
Sr. Unsec’d. Notes	3.625	05/15/26	8,208	9,008,940
DuPont de Nemours, Inc., Sr. Unsec’d. Notes(a)	4.205	11/15/23	30,640	33,601,072
Eastman Chemical Co.,
Sr. Unsec’d. Notes	3.500	12/01/21	10,245	10,568,208
Sr. Unsec’d. Notes	3.600	08/15/22	5,850	6,101,661
Sr. Unsec’d. Notes	4.500	01/15/21	449	451,797
Sr. Unsec’d. Notes	7.250	01/15/24	7,000	7,981,023
FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	14,160	15,320,218
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	6.000	11/15/21	9,935	10,481,406
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	3.250	11/15/22	36,770	37,627,674
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.625	03/15/24	6,450	6,976,128
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	12,836,713
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	1,076	1,108,020
Westlake Chemical Corp., Sr. Unsec’d. Notes	3.600	07/15/22	10,000	10,264,552

				230,888,099

Commercial Services 2.5%
Equifax, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/21	6,100	6,185,927
Sr. Unsec’d. Notes	2.600	12/01/24	3,975	4,204,565
Sr. Unsec’d. Notes	2.600	12/15/25	7,000	7,456,916
Sr. Unsec’d. Notes	3.950	06/15/23	13,415	14,502,755
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.600	12/01/21	25,000	25,198,804
Gtd. Notes, 144A	2.700	11/01/23	9,035	9,072,211
Gtd. Notes, 144A	3.300	12/01/26	1,730	1,753,320
Gtd. Notes, 144A(a)	3.850	11/15/24	2,273	2,416,272

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
ERAC USA Finance LLC, (cont’d.)
Gtd. Notes, 144A	5.250%	10/01/20	6,000	$6,052,516
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650	02/15/25	5,675	6,026,654
Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,378,675
Sr. Unsec’d. Notes	4.000	06/01/23	10,615	11,501,213
IHS Markit Ltd.,
Gtd. Notes, 144A	5.000	11/01/22	15,876	17,041,069
Sr. Unsec’d. Notes	3.625	05/01/24	12,500	13,387,756
Sr. Unsec’d. Notes(a)	4.125	08/01/23	6,260	6,843,414
Leland Stanford Junior University (The), Unsec’d. Notes	1.289	06/01/27	12,495	12,641,914
Moody’s Corp., Sr. Unsec’d. Notes	3.750	03/24/25	68,500	77,657,740
RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,650,343
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	16,325	18,463,967
Sr. Unsec’d. Notes	4.125	09/12/22	5,899	6,309,680
Sr. Unsec’d. Notes	5.800	05/01/21	15,042	15,674,968

				280,420,679

Computers 1.9%
Apple, Inc.,
Sr. Unsec’d. Notes(a)	1.125	05/11/25	40,000	40,784,408
Sr. Unsec’d. Notes	3.000	02/09/24	13,990	15,130,867
Sr. Unsec’d. Notes(a)	3.350	02/09/27	7,000	7,937,735
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A(a)	5.850	07/15/25	22,500	25,845,468
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24	21,970	22,708,690
Gtd. Notes	3.700	04/01/22	6,110	6,217,810
HP, Inc., Sr. Unsec’d. Notes	2.200	06/17/25	40,840	42,165,738
International Business Machines Corp., Sr. Unsec’d. Notes	1.700	05/15/27	22,200	22,667,760
Leidos, Inc.,
Gtd. Notes, 144A	2.950	05/15/23	7,040	7,349,122
Gtd. Notes, 144A	3.625	05/15/25	4,250	4,630,053

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
NetApp, Inc., Sr. Unsec’d. Notes	1.875%		06/22/25		18,920	$19,180,709

						214,618,360

Diversified Financial Services 1.0%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.000		04/02/25		11,305	12,278,893
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875		05/01/24		14,865	16,053,379
Charles Schwab Corp. (The), Jr. Sub. Notes, Series G	5.375	(ff)	–	(rr)	12,500	13,312,520
Citigroup Global Markets Holdings, Inc., Gtd. Notes, EMTN	3.000	(cc)	06/12/24		3,870	4,199,920
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500		10/18/23		10,073	10,950,294
Jefferies Group LLC, Sr. Unsec’d. Notes(a)	5.125		01/20/23		25,625	27,828,773
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN	5.250		02/06/12	(d)	1,520	17,024
Sr. Unsec’d. Notes, MTN	5.625		01/24/13	(d)	1,000	11,200
Sr. Unsec’d. Notes, MTN	6.000		07/19/12	(d)	900	10,080
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.648		01/16/25		17,985	18,764,045
Visa, Inc., Sr. Unsec’d. Notes	1.900		04/15/27		10,360	10,821,253

						114,247,381

Electric 8.1%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750		06/15/23		24,100	25,860,331
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series I	3.650		12/01/21		9,765	10,182,113
Avangrid, Inc.,
Sr. Unsec’d. Notes(a)	3.150		12/01/24		6,018	6,514,526
Sr. Unsec’d. Notes	3.200		04/15/25		14,245	15,565,596
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes, 144A	4.050		04/15/25		33,010	37,716,906
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125		03/15/28		8,000	7,821,299

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.500%		09/01/22		12,160	$12,568,698
Sr. Unsec’d. Notes	2.500		09/01/24		21,620	22,841,253
Sr. Unsec’d. Notes	3.600		11/01/21		15,330	15,913,953
Cleveland Electric Illuminating Co. (The), First Mortgage	5.500		08/15/24		5,925	6,962,657
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000		05/15/21		16,755	16,990,794
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579		07/01/20		12,200	12,200,000
Jr. Sub. Notes	3.071		08/15/24		13,520	14,532,222
Jr. Sub. Notes	4.104		04/01/21		22,500	23,023,754
Jr. Sub. Notes, Series B	4.650	(ff)	—	(rr)	24,750	24,042,006
Sr. Unsec’d. Notes, 144A	2.450		01/15/23		10,000	10,372,408
Sr. Unsec’d. Notes, Series B	2.750		09/15/22		10,000	10,361,524
Sr. Unsec’d. Notes, Series C	2.000		08/15/21		13,955	14,151,864
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250		11/01/22		20,000	20,648,870
Sr. Unsec’d. Notes, Series C	2.529		10/01/24		24,280	25,560,449
Duke Energy Corp., Sr. Unsec’d. Notes	1.800		09/01/21		15,715	15,920,030
Duke Energy Progress LLC, First Mortgage	3.375		09/01/23		6,690	7,223,255
Edison International, Sr. Unsec’d. Notes	4.950		04/15/25		8,800	9,687,630
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350		10/13/20		12,350	12,374,952
Emera US Finance LP (Canada), Gtd. Notes	2.700		06/15/21		32,535	33,136,501
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750		04/06/23		10,890	11,300,489
Gtd. Notes, 144A	2.875		05/25/22		23,170	23,952,281
Entergy Corp., Sr. Unsec’d. Notes	4.000		07/15/22		10,493	11,158,472
Entergy Gulf States Louisiana LLC, First Mortgage	5.590		10/01/24		3,601	4,210,387
Eversource Energy,
Sr. Unsec’d. Notes, Series H	3.150		01/15/25		2,330	2,523,796
Sr. Unsec’d. Notes, Series K	2.750		03/15/22		2,805	2,906,707
Exelon Corp.,
Jr. Sub. Notes	3.497		06/01/22		78,219	81,649,120
Sr. Unsec’d. Notes	2.450		04/15/21		4,940	5,006,715

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	3.250%		06/01/25	12,010	$12,952,894
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.850		07/15/22	25,000	25,940,197
Georgia Power Co., Sr. Unsec’d. Notes	2.400		04/01/21	19,095	19,327,896
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700		09/01/24	8,035	8,614,859
MidAmerican Energy Co., First Mortgage	3.100		05/01/27	2,000	2,240,978
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.403		09/01/21	32,005	32,709,682
Gtd. Notes	2.800		01/15/23	14,510	15,247,827
Gtd. Notes(a)	3.150		04/01/24	17,375	18,867,347
Gtd. Notes	4.500		06/01/21	18,950	19,452,864
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750		06/15/24	9,285	9,826,802
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300		06/15/25	38,970	39,446,275
PSEG Power LLC,
Gtd. Notes	3.000		06/15/21	14,230	14,522,085
Gtd. Notes	3.850		06/01/23	15,435	16,656,124
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.875		06/15/24	14,045	15,011,205
Puget Energy, Inc.,
Sr. Sec’d. Notes	5.625		07/15/22	2,500	2,671,131
Sr. Sec’d. Notes	6.000		09/01/21	10,446	10,964,600
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	1.719	(c)	01/15/21	23,740	23,738,808
Sr. Unsec’d. Notes	2.850		11/15/20	22,900	23,014,420
Sr. Unsec’d. Notes	2.900		02/01/23	17,000	17,792,635
Southern California Edison Co., First Mortgage, Series D	3.400		06/01/23	7,500	7,977,647
Southern Co. (The), Sr. Unsec’d. Notes	2.350		07/01/21	4,505	4,582,358
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550		07/15/24	30,525	31,573,031

					928,013,223

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.5%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125%	06/15/21	18,569	$18,865,111
Fortive Corp., Sr. Unsec’d. Notes(a)	2.350	06/15/21	7,845	7,940,710
Roper Technologies, Inc., Sr. Unsec’d. Notes(a)	3.650	09/15/23	14,750	16,032,200
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	17,007,853

				59,845,874

Foods 1.3%
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	67,412	68,327,574
Kroger Co. (The), Sr. Unsec’d. Notes	2.800	08/01/22	7,525	7,849,531
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	23,140	24,112,578
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	17,430	17,737,371
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650	10/03/21	17,035	16,830,291
Sysco Corp., Gtd. Notes(a)	5.650	04/01/25	8,820	10,325,282
Tyson Foods, Inc., Sr. Unsec’d. Notes(a)	3.900	09/28/23	4,320	4,712,292

				149,894,919

Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	1.750	09/30/25	23,870	24,613,266

Gas 0.2%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes	2.800	11/15/20	8,730	8,778,666
Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	10,565,979

				19,344,645

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.3%
Boston Scientific Corp., Sr. Unsec’d. Notes	3.450%	03/01/24	18,915	$20,569,821
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.150	04/01/22	16,849	17,477,676

				38,047,497

Healthcare-Services 2.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.800	06/15/23	41,379	43,598,056
Anthem, Inc.,
Sr. Unsec’d. Notes	2.950	12/01/22	22,580	23,790,502
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,527,699
Centene Corp.,
Sr. Unsec’d. Notes	4.750	05/15/22	25,000	25,326,663
Sr. Unsec’d. Notes	4.750	01/15/25	27,500	28,126,738
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	23,576	24,310,244
HCA, Inc.,
Sr. Sec’d. Notes	4.750	05/01/23	28,949	31,342,594
Sr. Sec’d. Notes(a)	5.000	03/15/24	17,500	19,455,263
Sr. Sec’d. Notes	5.250	04/15/25	9,400	10,782,367
Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	5,469,832
Humana, Inc., Sr. Unsec’d. Notes	3.850	10/01/24	3,500	3,841,876
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes(a)	2.300	12/01/24	15,525	16,339,805
Sr. Unsec’d. Notes	3.250	09/01/24	3,935	4,237,003
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes(a)	3.450	06/01/26	6,256	7,023,285
Sr. Unsec’d. Notes	4.700	04/01/21	10,476	10,785,743
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.375	01/28/27	10,800	11,552,547

				280,510,217

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders 0.3%
D.R. Horton, Inc., Gtd. Notes(a)	2.500%	10/15/24	20,165	$21,010,448
Lennar Corp., Gtd. Notes(a)	4.125	01/15/22	15,600	15,815,215

				36,825,663

Home Furnishings 0.5%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A	2.536	07/19/22	29,325	30,170,349
Sr. Unsec’d. Notes, 144A	2.679	07/19/24	27,540	29,190,682

				59,361,031

Household Products/Wares 0.4%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	14,710	15,182,909
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A(a)	2.375	06/24/22	28,840	29,688,498

				44,871,407

Housewares 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	4.000	06/15/22	10,895	11,140,548
Sr. Unsec’d. Notes	4.350	04/01/23	30,048	30,962,894

				42,103,442

Insurance 1.3%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/26	8,610	9,710,791
Sr. Unsec’d. Notes	4.125	02/15/24	4,640	5,173,061
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	5,527,213
Sr. Unsec’d. Notes	3.950	05/15/24	10,034	10,907,484
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	14,168	15,384,708
Gtd. Notes, 144A	5.000	06/01/21	10,554	10,928,607
Protective Life Global Funding, Sec’d. Notes, 144A	1.082	06/09/23	20,125	20,243,882

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Trinity Acquisition PLC, Gtd. Notes	3.500%	09/15/21	9,895	$10,136,491
Unum Group, Sr. Unsec’d. Notes	4.000	03/15/24	29,359	31,063,632
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22	16,075	17,044,596
Willis Towers Watson PLC, Gtd. Notes	5.750	03/15/21	16,033	16,536,991

				152,657,456

Internet 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes	1.200	06/03/27	22,935	23,106,563

Iron/Steel 0.1%
Steel Dynamics, Inc., Sr. Unsec’d. Notes(a)	2.800	12/15/24	5,000	5,217,743

Lodging 0.7%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200	08/08/24	19,205	19,075,224
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	36,168,168
Sr. Unsec’d. Notes	3.375	10/15/20	4,195	4,198,882
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	3,500	3,809,630
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,726,937
Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	4.600	08/08/23	10,800	11,357,010

				77,335,851

Machinery-Diversified 0.6%
CNH Industrial Capital LLC, Gtd. Notes	1.950	07/02/23	19,180	19,295,277
John Deere Capital Corp., Sr. Unsec’d. Notes(a)	3.650	10/12/23	2,860	3,142,869
Otis Worldwide Corp., Sr. Unsec’d. Notes, 144A	2.293	04/05/27	13,945	14,561,381
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	4,080,407
Gtd. Notes	3.450	11/15/26	15,746	16,258,376

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp., (cont’d.)
Gtd. Notes	4.375%		08/15/23	1,720	$1,805,051
Gtd. Notes	4.400		03/15/24	3,900	4,124,520

					63,267,881

Media 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.464		07/23/22	49,305	52,584,839
Sr. Sec’d. Notes	4.908		07/23/25	42,252	48,414,646
Comcast Corp.,
Gtd. Notes	3.375		08/15/25	6,908	7,688,848
Gtd. Notes	3.700		04/15/24	15,000	16,638,591
Gtd. Notes	3.950		10/15/25	19,557	22,402,541
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150		08/15/24	14,178	15,235,337
Sr. Unsec’d. Notes, 144A	3.350		09/15/26	17,183	18,979,165
Sr. Unsec’d. Notes, 144A	3.500		08/15/27	520	571,796
ViacomCBS, Inc.,
Gtd. Notes	3.500		01/15/25	5,000	5,447,502
Jr. Sub. Notes(a)	5.875	(ff)	02/28/57	5,449	5,392,178
Sr. Unsec’d. Notes	4.750		05/15/25	4,825	5,513,807

					198,869,250

Mining 0.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250	(ff)	10/19/75	34,856	35,134,923
Newmont Corp.,
Gtd. Notes	3.625		06/09/21	10,112	10,320,080
Gtd. Notes	3.700		03/15/23	723	753,523
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.750		02/01/23	8,065	8,193,660
Sr. Unsec’d. Notes(a)	4.750		01/15/22	14,157	14,721,380

					69,123,566

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.3%
General Electric Co., Sr. Unsec’d. Notes(a)	3.450%		05/01/27	16,665	$17,071,624
Hillenbrand, Inc., Gtd. Notes	4.500		09/15/26	16,150	16,619,100

					33,690,724

Oil & Gas 3.6%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A(a)	3.000		01/15/25	34,734	33,723,950
Apache Corp., Sr. Unsec’d. Notes(a)	3.250		04/15/22	10,515	10,186,956
BG Energy Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000		10/15/21	4,000	4,149,851
BP Capital Markets America, Inc.,
Gtd. Notes	2.112		09/16/21	14,660	14,927,942
Gtd. Notes	3.790		02/06/24	10,800	11,822,014
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	2.950		01/15/23	11,400	11,774,355
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.000		08/15/22	6,555	6,364,744
Sr. Unsec’d. Notes(a)	3.800		09/15/23	5,948	5,671,611
Continental Resources, Inc.,
Gtd. Notes	3.800		06/01/24	29,715	27,966,538
Gtd. Notes	4.500		04/15/23	25,154	24,028,991
Diamondback Energy, Inc., Gtd. Notes	2.875		12/01/24	57,275	57,363,848
Exxon Mobil Corp., Sr. Unsec’d. Notes	2.992		03/19/25	20,000	21,725,787
Helmerich & Payne, Inc., Sr. Unsec’d. Notes(a)	4.650		03/15/25	13,715	14,747,346
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000		04/15/24	5,225	5,347,782
Marathon Oil Corp.,
Sr. Unsec’d. Notes	2.800		11/01/22	8,394	8,441,583
Sr. Unsec’d. Notes	3.850		06/01/25	16,076	16,283,356
Newfield Exploration Co.,
Gtd. Notes	5.375		01/01/26	5,500	5,144,259
Gtd. Notes	5.625		07/01/24	36,000	34,200,506
Gtd. Notes	5.750		01/30/22	2,912	2,914,284
Occidental Petroleum Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%	1.398	(c)	02/08/21	12,255	12,108,585

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Occidental Petroleum Corp., (cont’d.) Sr. Unsec’d. Notes	4.850%		03/15/21	30,825	$30,837,329
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A	6.490		01/23/27	18,100	16,513,862
Gtd. Notes, 144A(a)	6.840		01/23/30	31,103	27,224,702
Phillips 66,
Gtd. Notes, 3 Month LIBOR + 0.600%	0.960	(c)	02/26/21	7,120	7,106,522
Gtd. Notes(a)	3.850		04/09/25	1,835	2,037,292

					412,613,995

Oil & Gas Services 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773		12/15/22	21,720	22,659,256

Packaging & Containers 0.1%
WRKCo, Inc., Gtd. Notes	3.750		03/15/25	10,190	11,250,512

Pharmaceuticals 6.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600		05/14/25	38,364	42,415,234
Sr. Unsec’d. Notes, 144A	2.600		11/21/24	10,000	10,607,998
Sr. Unsec’d. Notes, 144A	2.950		11/21/26	71,430	77,595,728
Sr. Unsec’d. Notes, 144A	3.800		03/15/25	5,156	5,725,685
Sr. Unsec’d. Notes, 144A	3.850		06/15/24	36,962	40,575,111
Allergan Funding SCS, Gtd. Notes	3.450		03/15/22	1,350	1,375,865
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	2.200		07/15/22	14,455	14,755,189
Gtd. Notes, 144A	3.500		06/25/21	20,575	21,087,432
Becton, Dickinson & Co., Sr. Unsec’d. Notes	2.894		06/06/22	45,580	47,189,193
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	2.250		08/15/21	32,040	32,659,277
Sr. Unsec’d. Notes, 144A	2.750		02/15/23	30,500	32,121,045
Sr. Unsec’d. Notes, 144A	2.900		07/26/24	11,725	12,680,775
Sr. Unsec’d. Notes, 144A	3.250		02/20/23	12,000	12,799,626
Sr. Unsec’d. Notes, 144A	3.625		05/15/24	8,120	8,934,206
Sr. Unsec’d. Notes, 144A	3.875		08/15/25	4,000	4,553,071

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616%		06/15/22	15,606	$16,123,513
Sr. Unsec’d. Notes	3.200		03/15/23	1,585	1,673,764
Cigna Corp.,
Gtd. Notes, 144A	3.050		11/30/22	14,900	15,693,076
Gtd. Notes, 144A	3.250		04/15/25	14,615	15,938,598
Gtd. Notes, 144A	3.400		03/01/27	5,000	5,519,009
Gtd. Notes, 144A	3.500		06/15/24	7,000	7,621,312
Gtd. Notes, 144A	4.125		09/15/20	2,000	2,012,301
Gtd. Notes, 144A	4.500		02/25/26	26,568	30,903,715
Gtd. Notes, Series WI, 3 Month LIBOR + 0.650%	0.949	(c)	09/17/21	8,445	8,444,053
CVS Health Corp.,
Sr. Unsec’d. Notes	3.700		03/09/23	6,151	6,601,085
Sr. Unsec’d. Notes	3.875		07/20/25	19,000	21,338,166
Sr. Unsec’d. Notes	4.100		03/25/25	38,840	43,913,081
Sr. Unsec’d. Notes	5.000		12/01/24	28,966	33,058,715
Sr. Unsec’d. Notes	6.250		06/01/27	1,000	1,266,319
EMD Finance LLC (Germany), Gtd. Notes, 144A	3.250		03/19/25	5,000	5,440,385
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000		11/15/20	27,255	27,511,408
Mylan NV, Gtd. Notes(a)	3.950		06/15/26	9,230	10,311,884
Mylan, Inc.,
Gtd. Notes(a)	4.200		11/29/23	5,085	5,558,984
Gtd. Notes, 144A	3.125		01/15/23	26,100	27,445,783
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400		09/23/21	47,645	48,596,768
Gtd. Notes	2.875		09/23/23	31,385	33,258,404
Gtd. Notes	3.200		09/23/26	7,300	8,107,332
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200		07/21/21	11,082	10,876,525
Upjohn, Inc.,
Gtd. Notes, 144A(a)	1.650		06/22/25	4,100	4,176,920
Gtd. Notes, 144A(a)	2.300		06/22/27	17,625	18,193,449
Zoetis, Inc., Sr. Unsec’d. Notes	3.450		11/13/20	15,455	15,574,871

					790,234,855

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 3.5%
El Paso Natural Gas Co. LLC, Gtd. Notes	8.625%		01/15/22		2,675	$2,944,102
Energy Transfer Operating LP,
Gtd. Notes	5.875		01/15/24		64,160	71,526,709
Jr. Sub. Notes, Series G	7.125	(ff)	—	(rr)	12,892	11,061,277
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400		04/01/24		3,675	3,056,709
Enterprise Products Operating LLC,
Gtd. Notes	2.850		04/15/21		17,180	17,449,723
Gtd. Notes, Series D	4.875	(ff)	08/16/77		9,500	8,297,225
EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750		07/15/23		7,695	7,753,671
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450		07/15/20		10,112	10,128,358
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950		09/01/22		10,000	10,548,176
Gtd. Notes	4.150		02/01/24		16,886	18,340,245
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	3.200		03/15/25		2,900	3,018,839
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625		04/01/22		3,165	3,242,834
Gtd. Notes, 144A	3.900		04/01/24		5,090	5,349,139
MPLX LP,
Sr. Unsec’d. Notes	3.375		03/15/23		1,872	1,955,069
Sr. Unsec’d. Notes	4.125		03/01/27		19,770	21,094,659
Sr. Unsec’d. Notes(a)	4.500		07/15/23		7,725	8,307,946
Sr. Unsec’d. Notes(a)	4.875		12/01/24		22,500	24,967,653
Sr. Unsec’d. Notes(a)	4.875		06/01/25		12,500	13,949,761
ONEOK Partners LP, Gtd. Notes	3.375		10/01/22		6,670	6,902,802
ONEOK, Inc., Gtd. Notes	2.750		09/01/24		22,520	22,681,411
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	2.450		12/15/24		14,860	15,313,277
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850		01/31/23		7,555	7,637,753
Sr. Unsec’d. Notes	3.600		11/01/24		10,000	10,203,111
Sr. Unsec’d. Notes	4.650		10/15/25		16,430	17,548,168
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600		05/15/25		12,970	11,984,217
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800		10/15/22		1,500	1,528,107

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000%	07/01/22	13,191	$13,155,726
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.350	08/15/22	2,078	2,163,945
Sr. Unsec’d. Notes(a)	4.000	11/15/21	4,559	4,707,466
Sr. Unsec’d. Notes	4.125	11/15/20	2,392	2,398,893
Sr. Unsec’d. Notes	4.300	03/04/24	15,955	17,445,537
Sr. Unsec’d. Notes(a)	4.500	11/15/23	10,697	11,720,437
Sr. Unsec’d. Notes(a)	4.550	06/24/24	7,040	7,806,438

				396,189,383

Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	25,160	25,682,786

Real Estate Investment Trusts (REITs) 2.0%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.450	06/01/25	5,774	6,435,352
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,614,083
Gtd. Notes	4.100	10/01/24	15,500	16,126,699
Crown Castle International Corp.,
Sr. Unsec’d. Notes(a)	1.350	07/15/25	8,630	8,679,088
Sr. Unsec’d. Notes	4.875	04/15/22	33,867	36,292,385
Sr. Unsec’d. Notes	5.250	01/15/23	18,977	21,101,174
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	2.900	11/15/24	14,450	15,197,373
Digital Realty Trust LP, Gtd. Notes	2.750	02/01/23	10,050	10,532,490
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	15,603	15,706,121
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.150	08/01/22	13,097	13,735,053
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes(a)	3.875	04/01/24	3,700	3,792,419
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	3,330	3,393,818
Prologis LP,
Gtd. Notes	4.250	08/15/23	2,700	2,988,110
Sabra Health Care LP, Gtd. Notes	4.800	06/01/24	5,315	5,333,063

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP, Sr. Unsec’d. Notes	2.000%		09/13/24	16,800	$17,180,637
Ventas Realty LP, Gtd. Notes	3.100		01/15/23	24,030	24,642,413
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250		08/15/22	3,100	3,188,255
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700		02/15/27	6,385	6,606,852
Sr. Unsec’d. Notes	3.625		03/15/24	4,900	5,224,051
Sr. Unsec’d. Notes	3.950		09/01/23	9,780	10,528,670

					232,298,106

Retail 1.4%
AutoZone, Inc.,
Sr. Unsec’d. Notes	2.500		04/15/21	6,310	6,395,167
Sr. Unsec’d. Notes	3.125		04/18/24	28,390	30,563,657
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.375		06/20/27	17,375	17,781,396
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	3.700		05/15/23	12,500	13,389,527
Sr. Unsec’d. Notes(a)	4.000		05/15/25	14,425	16,224,353
L Brands, Inc., Gtd. Notes	6.625		04/01/21	9,375	9,717,486
TJX Cos., Inc. (The), Sr. Unsec’d. Notes(a)	3.750		04/15/27	30,820	35,246,517
Walmart, Inc., Sr. Unsec’d. Notes	2.850		07/08/24	24,540	26,630,499

					155,948,602

Savings & Loans 0.3%
First Niagara Financial Group, Inc., Sub. Notes	7.250		12/15/21	12,000	12,979,399
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN(a)	3.622	(ff)	04/26/23	23,490	24,413,392

					37,392,791

Semiconductors 2.0%
Broadcom, Inc.,
Gtd. Notes, 144A	3.459		09/15/26	75,432	80,973,634
Gtd. Notes, 144A	4.700		04/15/25	29,460	33,172,291

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	2.670%		09/01/23	29,515	$30,370,718
NVIDIA Corp., Sr. Unsec’d. Notes	2.200		09/16/21	34,535	35,217,670
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875		09/01/22	20,800	21,971,936
Gtd. Notes, 144A	4.125		06/01/21	2,500	2,573,872
Gtd. Notes, 144A	4.625		06/01/23	21,725	23,784,569

					228,064,690

Software 0.8%
Fiserv, Inc., Sr. Unsec’d. Notes(a)	3.800		10/01/23	7,805	8,526,023
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450		07/15/23	4,810	4,838,990
Sr. Unsec’d. Notes, 144A	1.750		07/15/25	5,305	5,329,171
Oracle Corp., Sr. Unsec’d. Notes(a)	2.500		04/01/25	61,765	66,214,541

					84,908,725

Telecommunications 2.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.000		06/30/22	7,185	7,508,556
Sr. Unsec’d. Notes	3.400		06/15/22	16,320	17,178,250
Sr. Unsec’d. Notes	3.400		05/15/25	56,290	61,775,466
Sr. Unsec’d. Notes	3.800		03/15/22	14,195	14,974,274
Sr. Unsec’d. Notes(a)	3.800		03/01/24	24,435	26,859,317
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400		03/01/27	38,666	40,903,757
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	3.500		03/01/23	5,350	5,667,616
Sr. Unsec’d. Notes	4.000		09/01/24	7,000	7,720,419
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%(a)	0.906	(c)	03/22/22	22,220	22,361,449
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360		03/20/23	7,813	7,919,122

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T-Mobile USA, Inc., Sr. Sec’d. Notes, 144A	3.500%		04/15/25	30,815	$33,608,789
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.376		02/15/25	10,000	11,128,881

					257,605,896

Toys/Games/Hobbies 0.2%
Hasbro, Inc., Sr. Unsec’d. Notes	2.600		11/19/22	19,840	20,407,722

Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.000		12/15/25	3,750	4,879,381
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625		06/01/25	19,455	21,728,421

					26,607,802

Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	3.300		04/01/21	1,200	1,213,783
Sr. Unsec’d. Notes, 144A	3.650		07/29/21	3,580	3,663,724

					4,877,507

TOTAL CORPORATE BONDS (cost $ 9,137,394,624)					9,421,657,085

MUNICIPAL BOND 0.0%

Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $ 4,035,000)	3.163		09/15/25	4,035	4,234,006

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.4%
MRA Issuance Trust, Series 2019-03, Class A2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)^	2.034	(c)	07/10/20	12,032	12,200,854

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MRA Issuance Trust, (cont’d.) Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.573	%(c)	12/08/20	35,837	$35,872,952

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $47,869,440)					48,073,806

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Notes	0.250		06/15/23	14,260	14,291,194
U.S. Treasury Notes(k)	1.125		02/28/22	19,800	20,117,109
U.S. Treasury Notes	1.375		10/15/22	155	159,263
U.S. Treasury Notes(k)	1.500		08/31/21	6,000	6,092,813
U.S. Treasury Notes(k)	1.750		06/15/22	605	623,788
U.S. Treasury Notes(k)	1.750		12/31/24	39,195	41,803,917

TOTAL U.S. TREASURY OBLIGATIONS (cost $80,316,734)					83,088,084

				Shares

PREFERRED STOCK 0.0%

Banks
Citigroup Capital XIII 7.130% (cost $3,342,000)				132,000	3,498,000

TOTAL LONG-TERM INVESTMENTS (cost $10,622,140,373)					10,895,455,671

SHORT-TERM INVESTMENTS 5.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)				458,796,516	458,796,516

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $192,868,842; includes $192,772,061 of cash collateral for securities on loan)(b)(w)	193,007,941	$193,007,941

TOTAL SHORT-TERM INVESTMENTS (cost $651,665,358)		651,804,457

TOTAL INVESTMENTS 101.1% (cost $11,273,805,731)		11,547,260,128
Liabilities in excess of other assets(z) (1.1)%		(129,932,176)

NET ASSETS 100.0%		$11,417,327,952

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,200,854 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $189,092,504; cash collateral of $192,772,061 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

42

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
6,188	2 Year U.S. Treasury Notes	Sep. 2020	$1,366,484,444	$257,490
6,352	5 Year U.S. Treasury Notes	Sep. 2020	798,714,391	1,158,173

				1,415,663

	Short Positions:
3,712	10 Year U.S. Treasury Notes	Sep. 2020	516,606,018	(1,782,183)
2	20 Year U.S. Treasury Bonds	Sep. 2020	357,125	(5,347)
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	1,963,406	(41,076)

				(1,828,606)

				$(412,943)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues—Buy Protection(1):
Teck Resources Ltd.	06/20/23	5.000%(Q)	8,065	$(928,741)	$(962,084)	$(33,343)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Eastman Chemical Co.	12/20/23	1.000%(Q)	7,950	$(179,515)	$(136,629)	$(42,886)	Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)	3,500	118,447	161,740	(43,293)	Morgan Stanley & Co. International PLC

				$(61,068)	$25,111	$(86,179)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$161,740	$(136,629)	$—	$(86,179)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$7,238,525

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

44

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,077,741,223	$—
Commercial Mortgage-Backed Securities	—	257,163,467	—
Corporate Bonds	—	9,421,657,085	—
Municipal Bond	—	4,234,006	—
Residential Mortgage-Backed Securities	—	35,872,952	12,200,854
U.S. Treasury Obligations	—	83,088,084	—
Preferred Stock	3,498,000	—	—
Affiliated Mutual Funds	651,804,457	—	—

Total	$655,302,457	$10,879,756,817	$12,200,854

Other Financial Instruments*
Assets
Futures Contracts	$1,415,663	$—	$—
OTC Credit Default Swap Agreement	—	118,447	—

Total	$1,415,663	$118,447	$—

Liabilities
Futures Contracts	$(1,828,606)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(33,343)	—
OTC Credit Default Swap Agreement	—	(179,515)	—

Total	$(1,828,606)	$(212,858)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	23.2%
Collateralized Loan Obligations	9.5
Electric	8.1
Pharmaceuticals	6.9
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	5.7
Oil & Gas	3.6

Pipelines	3.5%
Auto Manufacturers	2.7
Healthcare-Services	2.5
Commercial Services	2.5
Telecommunications	2.3
Commercial Mortgage-Backed Securities	2.3
Real Estate Investment Trusts (REITs)	2.0
Chemicals	2.0

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

Industry Classification (continued):

Semiconductors	2.0%
Computers	1.9
Media	1.7
Agriculture	1.6
Retail	1.4
Insurance	1.3
Foods	1.3
Aerospace & Defense	1.1
Diversified Financial Services	1.0
Software	0.8
U.S. Treasury Obligations	0.7
Airlines	0.7
Lodging	0.7
Apparel	0.6
Building Materials	0.6
Beverages	0.6
Mining	0.6
Machinery-Diversified	0.6
Electronics	0.5
Home Furnishings	0.5
Residential Mortgage-Backed Securities	0.4
Household Products/Wares	0.4
Housewares	0.4
Healthcare-Products	0.3
Savings & Loans	0.3
Home Builders	0.3%
Miscellaneous Manufacturing	0.3
Transportation	0.2
Real Estate	0.2
Forest Products & Paper	0.2
Internet	0.2
Oil & Gas Services	0.2
Toys/Games/Hobbies	0.2
Gas	0.2
Packaging & Containers	0.1
Auto Parts & Equipment	0.1
Iron/Steel	0.1
Trucking & Leasing	0.0 *
Municipal Bond	0.0 *
Advertising	0.0 *

101.1
Liabilities in excess of other assets	(1.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$33,343	*
Credit contracts	Premiums paid for OTC swap agreements	161,740	Premiums received for OTC swap agreements	136,629
Credit contracts	—	—	Unrealized depreciation on OTC swap agreements	86,179

See Notes to Financial Statements.

46

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$1,415,663	*	Due from/to broker—variation margin futures	$1,828,606	*

		$1,577,403			$2,084,757

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$428,447
Interest rate contracts	26,957,538	—

Total	$26,957,538	$428,447

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(119,522)
Interest rate contracts	(296,698)	—

Total	$(296,698)	$(119,522)

For the six months ended June 30, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$1,927,659,162	$387,981,072

Credit Default Swap Agreements— Buy Protection(1)	Credit Default Swap Agreements— Sell Protection(1)
$6,505,000	$52,333,333

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of June 30, 2020

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$189,092,504	$(189,092,504)	$—

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Goldman Sachs International	$—	$(179,515)	$(179,515)	$—	$(179,515)
Morgan Stanley & Co. International PLC	161,740	(43,293)	118,447	(118,447)	—

	$161,740	$(222,808)	$(61,068)	$(118,447)	$(179,515)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

48

Statement of Assets and Liabilities (unaudited)

as of June 30, 2020

Assets
Investments at value, including securities on loan of $189,092,504:
Unaffiliated investments (cost $10,622,140,373)	$10,895,455,671
Affiliated investments (cost $651,665,358)	651,804,457
Dividends and interest receivable	81,279,990
Receivable for Fund shares sold	64,091,247
Due from broker—variation margin futures	530,395
Premiums paid for OTC swap agreements	161,740
Prepaid expenses and other assets	146,731

Total Assets	11,693,470,231

Liabilities
Payable to broker for collateral for securities on loan	192,772,061
Payable for Fund shares reacquired	54,953,448
Payable for investments purchased	19,059,166
Dividends payable	3,448,717
Management fee payable	3,297,537
Accrued expenses and other liabilities	1,363,557
Distribution fee payable	942,232
Premiums received for OTC swap agreements	136,629
Unrealized depreciation on OTC swap agreements	86,179
Affiliated transfer agent fee payable	53,057
Directors’ fees payable	14,881
Due to broker—variation margin swaps	14,815

Total Liabilities	276,142,279

Net Assets	$11,417,327,952

Net assets were comprised of:
Common stock, at par	$10,133,329
Paid-in capital in excess of par	11,544,813,150
Total distributable earnings (loss)	(137,618,527)

Net assets, June 30, 2020	$11,417,327,952

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	49

Statement of Assets and Liabilities (unaudited) (continued)

as of June 30, 2020

Class A
Net asset value and redemption price per share, ($2,170,820,592 ÷ 193,052,131 shares of common stock issued and outstanding)	$11.24
Maximum sales charge (2.25% of offering price)	0.26

Maximum offering price to public	$11.50

Class C
Net asset value, offering price and redemption price per share, ($553,798,851 ÷ 49,242,474 shares of common stock issued and outstanding)	$11.25

Class R
Net asset value, offering price and redemption price per share, ($130,735,547 ÷ 11,626,179 shares of common stock issued and outstanding)	$11.24

Class Z
Net asset value, offering price and redemption price per share, ($7,103,965,994 ÷ 630,179,621 shares of common stock issued and outstanding)	$11.27

Class R2
Net asset value, offering price and redemption price per share, ($346,087 ÷ 30,661 shares of common stock issued and outstanding)	$11.29

Class R4
Net asset value, offering price and redemption price per share, ($345,480 ÷ 30,606 shares of common stock issued and outstanding)	$11.29

Class R6
Net asset value, offering price and redemption price per share, ($1,457,315,401 ÷ 129,171,247 shares of common stock issued and outstanding)	$11.28

See Notes to Financial Statements.

50

Statement of Operations (unaudited)

Six Months Ended June 30, 2020

Net Investment Income (Loss)
Income
Interest income	$149,605,655
Affiliated dividend income	1,865,732
Income from securities lending, net (including affiliated income of $511,723)	513,549
Unaffiliated dividend income	137,939

Total income	152,122,875

Expenses
Management fee	19,343,423
Distribution fee(a)	5,550,029
Shareholder servicing fees(a)	338
Transfer agent’s fees and expenses (including affiliated expense of $182,423)(a)	4,645,398
Custodian and accounting fees	284,915
Shareholders’ reports	208,450
Registration fees(a)	195,561
Directors’ fees	79,450
Legal fees and expenses	36,206
Audit fee	19,093
SEC registration fees	8,666
Miscellaneous	70,374

Total expenses	30,441,903
Less: Fee waiver and/or expense reimbursement(a)	(1,324,264)
Distribution fee waiver(a)	(164,328)

Net expenses	28,953,311

Net investment income (loss)	123,169,564

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(156,286))	10,556,080
Futures transactions	26,957,538
Swap agreement transactions	428,447

37,942,065

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $80,415)	125,451,460
Futures	(296,698)
Swap agreements	(119,522)

125,035,240

Net gain (loss) on investment transactions	162,977,305

Net Increase (Decrease) In Net Assets Resulting From Operations	$286,146,869

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	51

Statement of Operations (unaudited) (continued)

Six Months Ended June 30, 2020

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,250,239	3,351	2,803,065	492,985	—	389	—	—
Shareholder servicing fees	—	—	—	—	—	156	182	—
Transfer agent’s fees and expenses	949,336	1,851	244,143	94,684	3,343,962	247	670	10,505
Registration fees	49,932	11,281	13,249	9,495	63,660	9,507	9,507	28,930
Fee waiver and/or expense reimbursement	(124,438)	(12,917)	(38,753)	(9,087)	(986,851)	(9,541)	(9,928)	(132,749)
Distribution fee waiver	—	—	—	(164,328)	—	—	—	—

See Notes to Financial Statements.

52

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,169,564	$234,690,473
Net realized gain (loss) on investment transactions	37,942,065	66,234,671
Net change in unrealized appreciation (depreciation) on investments	125,035,240	291,852,163

Net increase (decrease) in net assets resulting from operations	286,146,869	592,777,307

Dividends and Distributions
Distributions from distributable earnings
Class A	(22,609,732)	(35,162,050)
Class B	(6,140)	(10,704)
Class C	(5,040,519)	(13,861,948)
Class R	(1,467,015)	(3,204,930)
Class Z	(88,489,496)	(170,148,927)
Class R2	(3,708)	(2,233)
Class R4	(4,821)	(15,952)
Class R6	(19,462,362)	(37,644,649)

	(137,083,793)	(260,051,393)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,436,089,098	3,091,205,868
Net asset value of shares issued in reinvestment of dividends and distributions	115,374,346	218,315,907
Cost of shares reacquired	(2,151,949,803)	(2,851,793,923)

Net increase (decrease) in net assets from Fund share transactions	1,399,513,641	457,727,852

Total increase (decrease)	1,548,576,717	790,453,766

Net Assets:
Beginning of period	9,868,751,235	9,078,297,469

End of period	$11,417,327,952	$9,868,751,235

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	53

Notes to Financial Statements (unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company is comprised of one series known as PGIM Short-Term Corporate Bond Fund (the “Fund”).

The investment objective of the Fund is high current income consistent with the preservation of principal.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

54

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

PGIM Short-Term Corporate Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Company has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Company’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund

56

may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Short-Term Corporate Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under

58

the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into subadvisory agreements with PGIM Limited and PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. PGIM Limited commenced as a subadviser in September 2019. The subadvisory agreements provide that PGIM, Inc. and PGIM Limited will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. and PGIM Limited are obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc. and PGIM Limited, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.38% of the Fund’s average daily net assets up to $10 billion; and 0.37% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.38% for the reporting period ended June 30, 2020.

The Manager has contractually agreed, through April 30, 2021, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements to 0.47% of average daily net assets for Class Z shares, 0.88% of average daily net assets for Class R2 shares, 0.63% of average daily net asssets for Class R4 shares, and 0.38% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Short-Term Corporate Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS contractually agreed through April 30, 2021 to limit such fees to 0.50% of the average daily net assets of Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended June 30, 2020, PIMS received $1,020,472 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended June 30, 2020, PIMS received $33,557 and $36,225 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

60

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2020, the Fund’s purchase transactions under Rule 17a-7 were as follows:

Fund	Purchases
Short-Term Corporate Bond	$202,911,484

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were $3,070,753,809 and $1,951,682,118, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$214,198,358	$1,849,028,367	$1,604,430,209	$—	$—	$458,796,516	458,796,516	$1,865,732

PGIM Short-Term Corporate Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$202,559,455	$779,090,546	$788,566,189	$80,415	$(156,286)	$193,007,941	193,007,941	$511,723	**

$416,757,813	$2,628,118,913	$2,392,996,398	$80,415	$(156,286)	$651,804,457		$2,377,455

*	The Fund did not have any capital gain distributions during the reporting period.
**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2020 were as follows:

Tax Basis	$11,273,942,296

Gross Unrealized Appreciation	348,533,330
Gross Unrealized Depreciation	(75,722,852)

Net Unrealized Appreciation	$272,810,478

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 2019 of approximately $372,947,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. The Fund utilized approximately $8,181,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended December 31, 2019.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who

62

purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 3 billion shares of captial stock, $0.01 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	350,000,000
Class B	5,000,000
Class C	300,000,000
Class R	75,000,000
Class Z	1,675,000,000
Class T	170,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	275,000,000

Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. The Fund currently does not have any Class B or Class T shares outstanding.

As of June 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	570	0.1%
Class Z	126,670	0.1%
Class R6	1,067,761	0.8%

PGIM Short-Term Corporate Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	8	83.5%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2020:
Shares sold	74,726,009	$817,306,258
Shares issued in reinvestment of dividends and distributions	1,934,316	21,374,929
Shares reacquired	(31,843,427)	(347,685,944)

Net increase (decrease) in shares outstanding before conversion	44,816,898	490,995,243
Shares issued upon conversion from other share class(es)	5,407,590	59,719,373
Shares reacquired upon conversion into other share class(es)	(2,095,630)	(23,292,441)

Net increase (decrease) in shares outstanding	48,128,858	$527,422,175

Year ended December 31, 2019:
Shares sold	56,066,228	$616,662,699
Shares issued in reinvestment of dividends and distributions	3,012,496	33,144,635
Shares reacquired	(35,070,254)	(385,366,842)

Net increase (decrease) in shares outstanding before conversion	24,008,470	264,440,492
Shares issued upon conversion from other share class(es)	16,756,647	184,206,030
Shares reacquired upon conversion into other share class(es)	(5,401,826)	(59,050,651)

Net increase (decrease) in shares outstanding	35,363,291	$389,595,871

Class B
Period ended June 26, 2020*:
Shares sold	5,160	$57,467
Shares issued in reinvestment of dividends and distributions	455	5,010
Shares reacquired	(13,752)	(151,158)

Net increase (decrease) in shares outstanding before conversion	(8,137)	(88,681)
Shares reacquired upon conversion into other share class(es)	(77,619)	(865,799)

Net increase (decrease) in shares outstanding	(85,756)	$(954,480)

Year ended December 31, 2019:
Shares sold	8,823	$96,872
Shares issued in reinvestment of dividends and distributions	894	9,803
Shares reacquired	(68,997)	(754,215)

Net increase (decrease) in shares outstanding before conversion	(59,280)	(647,540)
Shares reacquired upon conversion into other share class(es)	(81,813)	(892,978)

Net increase (decrease) in shares outstanding	(141,093)	$(1,540,518)

64

Class C	Shares	Amount
Six months ended June 30, 2020:
Shares sold	4,836,518	$53,326,838
Shares issued in reinvestment of dividends and distributions	379,444	4,191,734
Shares reacquired	(5,548,155)	(60,880,301)

Net increase (decrease) in shares outstanding before conversion	(332,193)	(3,361,729)
Shares reacquired upon conversion into other share class(es)	(4,344,884)	(48,000,845)

Net increase (decrease) in shares outstanding	(4,677,077)	$(51,362,574)

Year ended December 31, 2019:
Shares sold	5,563,504	$61,114,867
Shares issued in reinvestment of dividends and distributions	1,064,262	11,687,300
Shares reacquired	(14,323,983)	(156,835,818)

Net increase (decrease) in shares outstanding before conversion	(7,696,217)	(84,033,651)
Shares reacquired upon conversion into other share class(es)	(15,435,501)	(169,657,727)

Net increase (decrease) in shares outstanding	(23,131,718)	$(253,691,378)

Class R
Six months ended June 30, 2020:
Shares sold	559,127	$6,157,124
Shares issued in reinvestment of dividends and distributions	131,374	1,450,943
Shares reacquired	(1,568,402)	(17,100,903)

Net increase (decrease) in shares outstanding before conversion	(877,901)	(9,492,836)
Shares reacquired upon conversion into other share class(es)	(6,834)	(76,775)

Net increase (decrease) in shares outstanding	(884,735)	$(9,569,611)

Year ended December 31, 2019:
Shares sold	1,502,788	$16,524,753
Shares issued in reinvestment of dividends and distributions	282,564	3,105,767
Shares reacquired	(2,649,805)	(29,037,575)

Net increase (decrease) in shares outstanding before conversion	(864,453)	(9,407,055)
Shares reacquired upon conversion into other share class(es)	(4,554)	(49,323)

Net increase (decrease) in shares outstanding	(869,007)	$(9,456,378)

Class Z
Six months ended June 30, 2020:
Shares sold	205,606,222	$2,256,446,158
Shares issued in reinvestment of dividends and distributions	6,230,098	69,009,877
Shares reacquired	(138,319,520)	(1,511,512,641)

Net increase (decrease) in shares outstanding before conversion	73,516,800	813,943,394
Shares issued upon conversion from other share class(es)	2,571,831	28,619,130
Shares reacquired upon conversion into other share class(es)	(1,585,571)	(17,532,244)

Net increase (decrease) in shares outstanding	74,503,060	$825,030,280

Year ended December 31, 2019:
Shares sold	186,011,230	$2,044,497,440
Shares issued in reinvestment of dividends and distributions	12,052,588	132,852,030
Shares reacquired	(177,507,067)	(1,947,603,043)

Net increase (decrease) in shares outstanding before conversion	20,556,751	229,746,427
Shares issued upon conversion from other share class(es)	6,974,030	76,410,537
Shares reacquired upon conversion into other share class(es)	(4,006,726)	(44,133,654)

Net increase (decrease) in shares outstanding	23,524,055	$262,023,310

PGIM Short-Term Corporate Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

Class R2	Shares	Amount
Six months ended June 30, 2020:
Shares sold	23,398	$260,086
Shares issued in reinvestment of dividends and distributions	334	3,700
Shares reacquired	(9,918)	(109,140)

Net increase (decrease) in shares outstanding	13,814	$154,646

Year ended December 31, 2019:
Shares sold	12,014	$133,567
Shares issued in reinvestment of dividends and distributions	202	2,232
Shares reacquired	(1,072)	(11,763)

Net increase (decrease) in shares outstanding	11,144	$124,036

Class R4
Six months ended June 30, 2020:
Shares sold	17,548	$194,475
Shares issued in reinvestment of dividends and distributions	24	269
Shares reacquired	(35,902)	(397,503)

Net increase (decrease) in shares outstanding	(18,330)	$(202,759)

Year ended December 31, 2019:
Shares sold	37,752	$416,481
Shares issued in reinvestment of dividends and distributions	180	1,985
Shares reacquired	(23,873)	(265,888)

Net increase (decrease) in shares outstanding	14,059	$152,578

Class R6
Six months ended June 30, 2020:
Shares sold	27,349,432	$302,340,692
Shares issued in reinvestment of dividends and distributions	1,744,627	19,337,884
Shares reacquired	(19,536,098)	(214,112,213)

Net increase (decrease) in shares outstanding before conversion	9,557,961	107,566,363
Shares issued upon conversion from other share class(es)	145,797	1,619,289
Shares reacquired upon conversion into other share class(es)	(17,269)	(189,688)

Net increase (decrease) in shares outstanding	9,686,489	$108,995,964

Year ended December 31, 2019:
Shares sold	31,939,504	$351,759,189
Shares issued in reinvestment of dividends and distributions	3,400,668	37,512,155
Shares reacquired	(30,178,411)	(331,918,779)

Net increase (decrease) in shares outstanding before conversion	5,161,761	57,352,565
Shares issued upon conversion from other share class(es)	1,230,235	13,625,571
Shares reacquired upon conversion into other share class(es)	(41,467)	(457,805)

Net increase (decrease) in shares outstanding	6,350,529	$70,520,331

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group

66

of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended June 30, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise

PGIM Short-Term Corporate Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any

68

replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention,and may cause further long-term economic uncertainties in the United States and worldwide generally.

PGIM Short-Term Corporate Bond Fund	69

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.11		$10.71	$10.95	$11.01	$11.00	$11.19
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.24	0.21	0.19	0.19
Net realized and unrealized gain (loss) on investment transactions	0.15		0.43	(0.20)	-	0.08	(0.10)
Total from investment operations	0.27		0.69	0.04	0.21	0.27	0.09
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.28)	(0.27)	(0.26)	(0.28)
Net asset value, end of period	$11.24		$11.11	$10.71	$10.95	$11.01	$11.00
Total Return(b):	2.44%		6.47%	0.34%	1.91%	2.50%	0.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,170,821		$1,609,745	$1,173,934	$1,373,562	$1,861,163	$1,801,167
Average net assets (000)	$1,810,083		$1,352,830	$1,273,713	$1,413,981	$1,751,490	$1,984,349
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.74%	(f)	0.80%	0.79%	0.78%	0.77%	0.77%
Expenses before waivers and/or expense reimbursement	0.75%	(f)	0.80%	0.79%	0.78%	0.77%	0.78%
Net investment income (loss)	2.24%	(f)	2.33%	2.20%	1.90%	1.72%	1.73%
Portfolio turnover rate(g)	20%		60%	36%	50%	51%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

70

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.11		$10.72	$10.95	$11.01	$11.00	$11.19
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.18	0.16	0.13	0.11	0.11
Net realized and unrealized gain (loss) on investment transactions	0.16		0.42	(0.19)	-	0.08	(0.10)
Total from investment operations	0.24		0.60	(0.03)	0.13	0.19	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.20)	(0.19)	(0.18)	(0.20)
Net asset value, end of period	$11.25		$11.11	$10.72	$10.95	$11.01	$11.00
Total Return(b):	2.17%		5.63%	(0.27)%	1.16%	1.73%	0.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$553,799		$599,005	$825,668	$1,138,547	$1,446,238	$1,535,414
Average net assets (000)	$563,693		$722,408	$970,998	$1,298,103	$1,536,399	$1,632,383
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.47%	(e)	1.49%	1.49%	1.52%	1.52%	1.52%
Expenses before waivers and/or expense reimbursement	1.48%	(e)	1.49%	1.49%	1.52%	1.52%	1.52%
Net investment income (loss)	1.52%	(e)	1.65%	1.49%	1.16%	0.98%	0.99%
Portfolio turnover rate(f)	20%		60%	36%	50%	51%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	71

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.11		$10.72	$10.95	$11.01	$11.00	$11.19
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22	0.20	0.18	0.16	0.17
Net realized and unrealized gain (loss) on investment transactions	0.14		0.42	(0.19)	-	0.09	(0.11)
Total from investment operations	0.25		0.64	0.01	0.18	0.25	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.25)	(0.24)	(0.24)	(0.24)	(0.25)
Net asset value, end of period	$11.24		$11.11	$10.72	$10.95	$11.01	$11.00
Total Return(b):	2.29%		6.03%	0.13%	1.63%	2.24%	0.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130,736		$138,971	$143,370	$167,645	$174,661	$157,207
Average net assets (000)	$132,185		$139,946	$156,009	$172,119	$167,164	$149,553
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.04%	(e)	1.11%	1.09%	1.05%	1.02%	1.02%
Expenses before waivers and/or expense reimbursement	1.30%	(e)	1.36%	1.34%	1.30%	1.27%	1.27%
Net investment income (loss)	1.96%	(e)	2.02%	1.90%	1.62%	1.48%	1.48%
Portfolio turnover rate(f)	20%		60%	36%	50%	51%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

72

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.14		$10.74	$10.98	$11.04	$11.03	$11.22
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.27	0.24	0.22	0.22
Net realized and unrealized gain (loss) on investment transactions	0.14		0.43	(0.21)	-	0.08	(0.10)
Total from investment operations	0.28		0.72	0.06	0.24	0.30	0.12
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.32)	(0.30)	(0.30)	(0.29)	(0.31)
Net asset value, end of period	$11.27		$11.14	$10.74	$10.98	$11.04	$11.03
Total Return(b):	2.58%		6.75%	0.61%	2.17%	2.76%	1.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,103,966		$6,187,736	$5,716,205	$6,791,114	$6,682,219	$5,281,386
Average net assets (000)	$6,378,427		$5,905,291	$6,387,796	$6,712,127	$6,041,649	$5,313,632
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.47%	(e)	0.52%	0.53%	0.53%	0.52%	0.52%
Expenses before waivers and/or expense reimbursement	0.50%	(e)	0.53%	0.53%	0.53%	0.52%	0.52%
Net investment income (loss)	2.52%	(e)	2.61%	2.46%	2.15%	1.98%	1.99%
Portfolio turnover rate(f)	20%		60%	36%	50%	51%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	73

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended June 30,		Year Ended December 31,		December 27, 2017(a) through December 31,
	2020		2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.15		$10.75	$10.99	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.24	0.23	-	(c)
Net realized and unrealized gain (loss) on investment transactions	0.15		0.43	(0.21)	-	(c)
Total from investment operations	0.27		0.67	0.02	-
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.26)	-	(c)
Net asset value, end of period	$11.29		$11.15	$10.75	$10.99
Total Return(d):	2.46%		6.32%	0.23%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$346		$188	$61	$10
Average net assets (000)	$313		$91	$24	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.88%	(f)	0.91%	0.92%	0.91%	(f)
Expenses before waivers and/or expense reimbursement	7.01%	(f)	22.41%	83.41%	174.19%	(f)
Net investment income (loss)	2.11%	(f)	2.20%	2.13%	1.82%	(f)
Portfolio turnover rate(g)	20%		60%	36%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Class R4 Shares
	Six Months Ended June 30,		Year Ended December 31,		December 27, 2017(a) through December 31,
	2020		2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.15		$10.76	$10.99	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.26	-	(c)
Net realized and unrealized gain (loss) on investment transactions	0.16		0.42	(0.20)	-	(c)
Total from investment operations	0.29		0.69	0.06	-
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.29)	-	(c)
Net asset value, end of period	$11.29		$11.15	$10.76	$10.99
Total Return(d):	2.59%		6.49%	0.59%	0.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$345		$546	$375	$10
Average net assets (000)	$367		$585	$69	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.63%	(f)	0.67%	0.67%	0.66%	(f)
Expenses before waivers and/or expense reimbursement	6.07%	(f)	4.00%	29.85%	173.93%	(f)
Net investment income (loss)	2.37%	(f)	2.46%	2.45%	2.08%	(f)
Portfolio turnover rate(g)	20%		60%	36%	50%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund	75

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.14		$10.75	$10.99	$11.05	$11.04	$11.23
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.30	0.28	0.25	0.23	0.23
Net realized and unrealized gain (loss) on investment transactions	0.16		0.42	(0.20)	-	0.08	(0.10)
Total from investment operations	0.30		0.72	0.08	0.25	0.31	0.13
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.32)	(0.31)	(0.30)	(0.32)
Net asset value, end of period	$11.28		$11.14	$10.75	$10.99	$11.05	$11.04
Total Return(b):	2.72%		6.76%	0.72%	2.30%	2.85%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,457,315		$1,331,608	$1,216,253	$1,020,248	$116,543	$90,807
Average net assets (000)	$1,357,343		$1,261,494	$1,139,003	$741,165	$143,488	$89,233
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.38%	(e)	0.42%	0.42%	0.42%	0.42%	0.42%
Expenses before waivers and/or expense reimbursement	0.40%	(e)	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income (loss)	2.61%	(e)	2.71%	2.58%	2.27%	2.08%	2.08%
Portfolio turnover rate(f)	20%		60%	36%	50%	51%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

76

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Short-Term Corporate Bond Fund	77

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short-Term Corporate Bond Fund (the “Fund”)1 consists of eleven individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreements with each of PGIM, Limited (“PGIML”) and PGIM, Inc., (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Short-Term Corporate Bond Fund is a series of Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serves as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was

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provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2019.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the

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Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period though it underperformed over all other periods.

•

The Board noted that, effective December 1, 2020, PGIM Investments contractually reduced its management fee schedule. The current contractual fee rate schedule is as follows: 0.38% up to $10 billion; 0.37% over $10 billion.

•

The Board noted that, effective December 1, 2020, PGIM Fixed Income contractually reduced its management fee schedule. The current contractual fee rate schedule is as follows: 0.19% up to $10 billion; 0.18% over $10 billion.

•

PGIM Investments has contractually agreed, through April 30, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.47% of average daily net assets for Class Z shares, 0.88% of average daily net assets for Class R2 shares, 0.63% of average daily net assets for Class R4 shares, and 0.38% of average daily net assets for Class R6 shares.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, New York 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short-Term Corporate Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT-TERM CORPORATE BOND FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PBSMX	PIFCX	JDTRX	PIFZX	PIFEX	PIFGX	PSTQX
CUSIP	74441R102	74441R300	74441R409	74441R508	74441R805	74441R888	74441R607

MF140E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

              Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 14, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly

Treasurer and Principal Financial and Accounting Officer

Date:	August 14, 2019